Share-Based Payment (Details) - Schedule of Outstanding Options - 12 months ended Dec. 31, 2023 $ in Thousands		USD ($)	₪ / shares
Schedule of Outstanding Options [Line Items]
Options outstanding		12,550,000
December 30, 2014 [Member] | Four Directors [Member]
Schedule of Outstanding Options [Line Items]
Options outstanding		750,000
Position		Four Directors
Grant date	[1]	December 30, 2014
Fair value USD in thousands | $		$ 46
Vesting schedule		33.33% of the stock options vest following the lapse of 12 months from the grant date, and the remaining 66.67% vest in 8 equal portions each quarter over a period of 2 years from the first
December 30, 2014 [Member] | Four Directors [Member] | Bottom of range [member]
Schedule of Outstanding Options [Line Items]
Exercise price in NIS			₪ 0.4325
December 30, 2014 [Member] | Four Directors [Member] | Top of range [member]
Schedule of Outstanding Options [Line Items]
Exercise price in NIS			0.4915
March 25, 2015 [Member] | One Director [Member]
Schedule of Outstanding Options [Line Items]
Options outstanding		150,000
Position		One Director
Grant date	[1]	March 25, 2015
Exercise price in NIS			0.4
Fair value USD in thousands | $		$ 24
Vesting schedule		33.33% of the stock options vest following the lapse of 12 months from the grant date, and the remaining 66.67% vest in 8 equal portions each quarter over a period of 2 years from the first
March 31, 2016 [Member] | Chairman of Board [Member]
Schedule of Outstanding Options [Line Items]
Options outstanding		1,500,000
Position		Chairman of Board
Grant date	[1]	March 31, 2016
Exercise price in NIS			0.6
Fair value USD in thousands | $		$ 63
Vesting schedule		12 equal portions each quarter over a period of 3 years from the date of grant
July 7, 2020 [Member] | Chief Executive Officer [Member]
Schedule of Outstanding Options [Line Items]
Options outstanding		10,000,000
Position		Chief Executive Officer
Grant date	[1]	July 7, 2020
Exercise price in NIS			0.09
Fair value USD in thousands | $		$ 103
Vesting schedule		12 equal portions each quarter over a period of 3 years from the grant date
March 2, 2023 [Member] | Director [Member]
Schedule of Outstanding Options [Line Items]
Options outstanding		150,000
Position		Director
Grant date	[1]	March 2, 2023
Exercise price in NIS			₪ 0.0495
Fair value USD in thousands | $		$ 1
Vesting schedule		Fully vested on date of grant

[1]	Date of the Company's Board of Directors’ decision (or shareholders, if required). As of December 31, 2023, all options are vested and therefore there is no unrecognized compensation cost.